Schedule of Currency Exchange Rates in Unaudited Consolidated Financial Statements (Details) - TALENTEC SDN. BHD. [Member]	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023
US Dollar Against RM [Member]
US$ Exchange Rates	4.3864	4.7005	4.6767	4.5021
US Dollar Against SGD [Member]
US$ Exchange Rates	1.3282	1.3491	1.3499	1.3592
US Dollar Against RM [Member]
US$ Exchange Rates	4.4554	4.5885		4.5050
US Dollar Against SGD [Member]
US$ Exchange Rates	1.3546	1.3372		1.3283